Exhibit 99.1 Schedule 2

Loan Level Exceptions

Run Date - 6/XX/2022

Recovco Loan ID	Loan #1	Loan #2	Loan #3	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
IHZHER5KHZ0	XX			April - Non-QM Smart Loans Q2 2022	1	1	1	1	1	1	1	1
FFXP5PDFH3F	XX	April - Non-QM Smart Loans Q2 2022	3	1	3	1	1	1	1	1	*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
															COMMENT: Per the SmartVest Guidelines v21.9 dated 09/XX/2021 - R-JV-WHS, for a loan with a credit score of 689 and loan amount of $XX the max LTV/CLTV was 60%. The subject loan was approved with an LTV/CLTV of 65% and verified at 65%. The subject loan’s LTV/CLTV of 65% exceeds the max allowed LTV/CLTV of 60% for the subject loan transaction.
15HIWWWEBG5	XX	April - Non-QM Smart Loans Q2 2022	3	2	1	1	3	1	1	2	*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Title-Endorsements and Title-Title Insurance Lender on 2/XX/22 was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $XX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
O40KTO1AGIN	XX	May - Non-QM Smart Loans Q2 2022	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
															COMMENT: The file is missing the required documentation to verify the percentage and length of ownership of his business XX Smart Self Product Profile 9/XX/2021 p.15.
2C4ZWEZECBJ	XX			April - Non-QM Smart Loans Q2 2022	1	1	1	1	1	1	1	1
DGFBKHNK52B	XX			April - Non-QM Smart Loans Q2 2022	1	1	1	1	1	1	1	1
Y3DQHJ4PNEU	XX	April - Non-QM Smart Loans Q2 2022	2	2	1	1	2	1	1	2	*** (OPEN) ROR H9 form for the same Lender refinance was missing - EV 2
														COMMENT: The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in <(choose the one that applies: NE, model H-9 should have been used.
MLPGR4C1OXF	XX	May - Non-QM Smart Loans Q2 2022	3	1	1	1	3	1	1	1	*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the discount points on 4/XX/22 was not accepted because a valid change of circumstance was not provided. The COC in the file lists the reason as "borrower requested change"; however, without the request, borrower is unable to determine whether or not the reason is valid. A cost to cure in the amount of $XX is required. The violation may be cured by reimbursing the consumer or providing a reason for the change. If curing with a refund, the following documents are required: corrected PCCD, LOE to consumer, copy of refund, and proof of delivery.
3FCO1CYFPHN	XX			April - Non-QM Smart Loans Q2 2022	1	1	1	1	1	1	1	1
RC21CIDUJ02	XX	April - Non-QM Smart Loans Q2 2022	3	2	3	3	3	1	1	2	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT:   The appraisal in the loan file was missing most of the pages of the report. The provided appraisal was incomplete. The full complete origination appraisal for the subject property was missing from the loan file

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file contained a taxpayer consent form; however, it was not signed by the borrower. Per FannieMae guidelines all loans on or after 12/XX/2019, required signed taxpayer consent forms from borrowers in connection with all loans that are sold to or securitized by Fannie Mae, when tax return information is obtained. The subject note date is 04/XX/2022. The loan file contained 2019 and 2020 tax tax transcripts for the borrower; therefore, a signed taxpayer consent form from the borrower was required. The loan file is missing the required signed taxpayer consent form for the borrower.

*** (CURED) TRID - 10% tolerance violation - EV R
															COMMENT: The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). Although the addition and increase may be valid, because increase was not on the COC that was provided, auditor is unable to determine if the CD issued on 3/XX/22 was disclosed within 3 business days of the change. Therefore, the increase to/addition of the following fees was not accepted: Title-Deed Preparation and Recording Fees. A cost to cure in the amount of $6.50 is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund.
J3HGQQYOMV0	XX			April - Non-QM Smart Loans Q2 2022	1	1	1	1	1	1	1	1
IBLJ2WJQ4DG	XX			April - Non-QM Smart Loans Q2 2022	1	1	1	1	1	1	1	1
EVCQF2BRL3L	XX			May - Non-QM Smart Loans Q2 2022	3	1	3	1	1	1	1	1			*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: The title report shows the policy amount as $XX but the Note shows the loan amount as $XX
5HKLTXPWIXE	XX			May - Non-QM Smart Loans Q2 2022	3	1	3	1	1	1	1	1			*** (CURED) Missing proof of hazard insurance - EV R COMMENT: The file is missing proof of hazard insurance.
DWTIIBAF0EB	XX			May - Non-QM Smart Loans Q2 2022	1	1	1	1	1	1	1	1
WIWWRBTSQIF	XX			April - DSCR Loans Q2 2022	1	1	1	1	1	1	1	1
S5YM1PGI422	XX	May - Non-QM Smart Loans Q2 2022	3	1	1	1	3	1	1	1	*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees were not accepted because a valid change of circumstance was not provided: Points (4/XX/22), Bringdown Fee (5/XX/22), and Transfer Taxes (3/XX/22). A cost to cure in the amount of $XX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.
EH20WWTUWYY	XX	May - Non-QM Smart Loans Q2 2022	3	2	1	1	3	1	1	2	*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fee(s) was not accepted because a valid change of circumstance was not provided: Appraisal Fee (3/XX/22), Closing Protection Letter (4/XX/22), Recording Service Fee (4/XX/22), and Release Tracking Fee (4/XX/22). A cost to cure in the amount of $XX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
YNQFW5CDB5G	XX	May - Non-QM Smart Loans Q2 2022	3	1	3	1	3	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title commitment reflects the Policy amount as $XX, however the loan mount on the Note is $XX.

*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the following fee on 4/XX/2022 was not accepted because a valid change of circumstance was not provided: Title- Deed Preparation. A cost to cure in the amount of XX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
K5FDYON3VUV	XX			May - DSCR Loans Q2 2022	3	2	3	1	1	2	1	1		*** (OPEN) DSCR Is Not Eligible - EV 2 COMMENT: Per guidelines, section 15, the minimum DSCR for a cash out refinance is 1.15. The DSCR of 1.00 is calculated using the leased rent of $XX.
G2RV4BRPQMY	XX			April - DSCR Loans Q2 2022	1	1	1	1	1	1	1	1
QXMYGPMM1A2	XX			April - DSCR Loans Q2 2022	2	2	2	1	1	2	1	1		*** (OPEN) DSCR Is Not Eligible - EV 2 COMMENT: Item #15 on page 5 of the guidelines require a DSCR of 1.15 for a cash out refinance. Calculated DSCR is 1.145.
5C315TSZ3ZD	XX	April - DSCR Loans Q2 2022	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
															COMMENT: The loan amount per the note is $XX. The title commitment shows $XX coverage. Title amount is not equal to the loan amount.
UQ0MBHRPW11	XX			April - DSCR Loans Q2 2022	1	1	1	1	1	1	1	1
OR1222HINYE	XX	May - Non-QM Smart Loans Q2 2022	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
															COMMENT: The XX Smart_Self Guidelines dated 9/XX/2021 reflects the requirement for a CPA letter to confirm the borrowers percentage of ownership. The file is missing the required CPA letter.
0UT54IEGOW0	XX			April - DSCR Loans Q2 2022	1	1	1	1	1	1	1	1
VQODNZGJYZV	XX			April - Non-QM Smart Loans Q2 2022	1	1	1	1	1	1	1	1
GT14PQLJTRI	XX			April - Non-QM Smart Loans Q2 2022	1	1	1	1	1	1	1	1
KHGE0YW23PU	XX			April - Non-QM Smart Loans Q2 2022	1	1	1	1	1	1	1	1
5RRLJEQZEDP	XX			May - Non-QM Smart Loans Q2 2022	1	1	1	1	1	1	1	1
LPFS3EDQS3S	XX	May - Non-QM Smart Loans Q2 2022	3	2	3	1	3	2	1	1	*** (OPEN) Special information booklet is Missing - EV 2
COMMENT: There is no date evident on the Tool Kit provided in the loan file; auditor cannot determine if it was disclosed to the borrower within 3 business days of the application date, 4/XX/2022. The defect can be cured by providing evidence that shows the disclosure was provided within 3-business days of application.	*** (CURED) Missing Documentation - EV R
COMMENT:   The file is missing the documentation to support the source of funds for the $XX large deposit made on 3/XX/2022. The file does have page 1 of a HUD to support the sale of XX. but page 2 reflecting the proceeds amount is missing and the file does not support the borrowers ownership of this property.

*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the following fees on 4/XX/2022 was not accepted because a valid change of circumstance was not provided: Appraisal Desk Review Fee. A cost to cure in the amount of $XX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
HJVVDGEJEZJ	XX	May - Non-QM Smart Loans Q2 2022	3	1	3	1	1	1	1	1	*** (CURED) VVOE > 10 days prior to Note date - EV R
															COMMENT: The automated VVOE reflects the data is current as of 3/XX/2022 bit the Note date is 4/XX/2022. The data is not within 35 days of the Note date.
PBFVI1E3MSB	XX			May - Non-QM Smart Loans Q2 2022	3	1	3	1	1	1	1	1			*** (CURED) Missing Title evidence - EV R COMMENT: The title report is missing. The file does have a single page of a Supplemental report p. 1121
T3J1IIHADDC	XX			May - Non-QM Smart Loans Q2 2022	1	1	1	1	1	1	1	1
BPXJNMVMGGM	XX			May - Non-QM Smart Loans Q2 2022	1	1	1	1	1	1	1	1
V31HLEA2BGX	XX			May - DSCR Loans Q2 2022	1	1	1	1	1	1	1	1
RNTHHM4LX4B	XX			May - DSCR Loans Q2 2022	1	1	1	1	1	1	1	1
PUBRMVJE21Y	XX	April - Non-QM Smart Loans Q2 2022	3	1	3	1	1	1	1	1	*** (CURED) Original CLTV does not meet eligibility requirement(s) - EV R
COMMENT:   Per the SmartVest Guidelines v21.9 dated 09/XX/2021 - R-JV-WHS, disclosed for a purchase transaction with a credit score of 660 and loan amount of $XX, max LTV/CLTV is 75%.
The subject loan was approved with an LTV/CLTV of 85%, per the manual approval dated 04/XX/2022, on page 439 of the loan file. The LTV/CLTV was verified as 85%. The LTV/CLTV of 85% exceeds the max allowed LTV/CLTV of 75% for the subject loan transaction.

*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
COMMENT:   Per the SmartVest Guidelines v21.9 dated 09/XX/2021 - R-JV-WHS, disclosed for a purchase transaction with a credit score of 660 and loan amount of $XX, max LTV/CLTV is 75%.
															The subject loan was approved with an LTV/CLTV of 85%, per the manual approval dated 04/XX/2022, on page 439 of the loan file. The LTV/CLTV was verified as 85%. The LTV/CLTV of 85% exceeds the max allowed LTV/CLTV of 75% for the subject loan transaction.
YBGBTSK4NZL	XX			April - DSCR Loans Q2 2022	1	1	1	1	1	1	1	1
YDSA5EQ3NQS	XX			April - DSCR Loans Q2 2022	1	1	1	1	1	1	1	1
HOVESDCH0ZW	XX	May - Non-QM Smart Loans Q2 2022	3	1	1	1	3	1	1	1	*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fee on 5/XX/2022 was not accepted because a valid change of circumstance was not provided: Points - Loan Discount Fee . A cost to cure in the amount of $XX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). Note: A cost to cure in the amount of $XX is required. However, because $XX was reimbursed, only $XX is now due.
PFBRA5UG3KE	XX	April - Non-QM Smart Loans Q2 2022	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
															COMMENT: The loan is an HPML, and there is no evidence in the file that an escrow account was in place at the time of origination. Per Regulation, a creditor may not extend a HPML unless an escrow account for property taxes and Home Owners insurance is established before consummation.
OUISQQEILKC	XX			April - Non-QM Smart Loans Q2 2022	1	1	1	1	1	1	1	1
BK5QG4WDT5U	XX			May - DSCR Loans Q2 2022	1	1	1	1	1	1	1	1
N2S10R4K2LI	XX			April - Non-QM Smart Loans Q2 2022	1	1	1	1	1	1	1	1
WAZ3RODJVL4	XX	April - DSCR Loans Q2 2022	3	1	3	1	1	1	1	1	*** (CURED) Remaing Lease Term is Zero Month, No Prior Lease Converted to Mo-to-Mo - EV R
															COMMENT: The lease provided on page 440 of the file is missing pages. The lease expired 1/XX/2018. The pages provided do not show the lease changing to a "month to month" situation.
F42H4OELBXU	XX			April - Non-QM Smart Loans Q2 2022	1	1	1	1	1	1	1	1
F1JYM4YXHPI	XX			May - Non-QM Smart Loans Q2 2022	1	1	1	1	1	1	1	1
AZVJ0JBS3VR	XX			May - Non-QM Smart Loans Q2 2022	1	1	1	1	1	1	1	1
DR10QS1IDUQ	XX			April - DSCR Loans Q2 2022	1	1	1	1	1	1	1	1
43MNXINMA23	XX			April - DSCR Loans Q2 2022	1	1	1	1	1	1	1	1
XPC1Q3CRJSG	XX	May - Non-QM Smart Loans Q2 2022	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase HOEPA Test Failed - EV R
															COMMENT: This loan failed the high-cost mortgage points and fees threshold test due to one of the following findings: ( 12 CFR §1026.32(a)(1)(ii)(A), (B) ). The loan amount is $XX or more, and the transaction's total points and fees is $XX, which exceeds 5 percent of the total loan amount of $XX.
JCNZ23X0VQ4	XX	April - Non-QM Smart Loans Q2 2022	3	2	3	1	3	1	1	2	*** (CURED) Missing Title evidence - EV R
COMMENT:   The title report is missing.

*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees on 3/XX/2022 was not accepted because a valid change of circumstance was not provided: Electronic Recording Fees, Endorsements, Notary Fees, Recording Service Fees, Title Insurance Lender, Wire Fee and Escrow Fee. A cost to cure in the amount of $XX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
OFKVEFO4HMA	XX	April - Non-QM Smart Loans Q2 2022	3	1	3	1	1	1	1	1	*** (CURED) Missing Title evidence - EV R
COMMENT:   The loan file contained a copy of the title supplement report dated 04/XX/2022 for the preliminary title report; however, the loan file was missing a copy of the actual preliminary title report.

*** (CURED) Mortgage history for primary residence less than 12 months - EV R
															COMMENT: Per the Smart Self guidelines, a housing payment history of 1x30x12 was required. The loan file was missing the required housing history verification, for the borrower’s primary residence located at XX, for the borrower.